Capital Stock - Share-based Compensation of Subsidiaries (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		9 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)			100,000
Stock options granted (in shares)			732,314	916,015
Stock option per share value (in usd per share)			$ 10.18	$ 9.44
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)			344,319	238,609
Vesting period			3 years
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period			3 years
Teekay Offshore | Phantom unit awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)	321,318	601,368
Teekay Offshore | Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)			56,950	76,084
Teekay LNG | Phantom unit awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)	60,809	132,582
Teekay LNG | Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)			17,345	32,723
Teekay Tankers | Restricted stock units | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares or units granted equity based compensation awards (in shares)	382,437	279,980
Teekay Tankers | Non-management directors | Class A common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares or units issued related to the exercise of share based compensation during the period (in shares)			0	9,358
Teekay Tankers | Non-management directors | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted (in shares)	396,412
Teekay Tankers | Officer | Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	3 years
Stock options granted (in shares)	486,329	216,043
Stock option per share value (in usd per share)	$ 2.23	$ 3.74
Maximum contractual term	10 years	10 years
Teekay Offshore Teekay Lng And Teekay Tankers | Restricted stock and phantom share units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted	$ 3.5	$ 4.9
Vesting period			3 years
Teekay Offshore Teekay Lng And Teekay Tankers | Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common units aggregate value, granted			$ 0.6	$ 0.7